Congress SMid Growth ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Aerospace & Defense - 4.5%
Curtiss-Wright Corp.	31,015	$15,204,173

Banks - 1.7%
Western Alliance Bancorp	75,020	5,818,551

Biotechnology - 2.2%
Halozyme Therapeutics, Inc. (a)	124,275	7,452,772

Broadline Retail - 2.7%
Ollie's Bargain Outlet Holdings, Inc. (a)	67,417	9,211,185

Capital Markets - 4.0%
Morningstar, Inc.	22,442	6,204,315
PJT Partners, Inc. - Class A	41,790	7,464,530
		13,668,845

Chemicals - 2.3%
Hawkins, Inc.	47,608	7,773,434

Construction & Engineering - 11.7%
Comfort Systems USA, Inc.	23,292	16,381,263
Sterling Infrastructure, Inc. (a)	51,571	13,799,884
Valmont Industries, Inc.	25,768	9,378,264
		39,559,411

Consumer Staples Distribution & Retail - 5.1%
BJ's Wholesale Club Holdings, Inc. (a)	102,455	10,849,985
Maplebear, Inc. (a)	131,827	6,323,741
		17,173,726

Containers & Packaging - 1.4%
Avery Dennison Corp.	28,839	4,838,319

Distributors - 1.5%
Pool Corp.	16,018	4,935,787

Diversified Consumer Services - 2.1%
Duolingo, Inc. (a)	20,648	7,155,564

Electrical Equipment - 2.6%
nVent Electric PLC	114,332	8,965,915

Electronic Equipment Instruments & Components - 1.8%
CDW Corp./DE	35,320	6,159,102

Electronic Equipment, Instruments & Components - 1.7%
Badger Meter, Inc.	31,170	5,883,649

Energy Equipment & Services - 1.6%
Cactus, Inc. - Class A	127,468	5,393,171

Food Products - 1.3%
Simply Good Foods Co. (a)	148,002	4,508,141

Health Care Equipment & Supplies - 9.8%
Cooper Cos., Inc. (a)	68,197	4,820,846
Insulet Corp. (a)	30,320	8,744,288
Penumbra, Inc. (a)	29,511	7,444,740
STERIS PLC	27,759	6,287,136
UFP Technologies, Inc. (a)	26,712	6,047,329
		33,344,339

Hotels Restaurants & Leisure - 1.4%
Choice Hotels International, Inc.	38,584	4,927,563

Insurance - 1.6%
Kinsale Capital Group, Inc.	12,096	5,330,586

Life Sciences Tools & Services - 4.6%
Medpace Holdings, Inc. (a)	21,229	9,069,029
Repligen Corp. (a)	55,482	6,495,278
		15,564,307

Machinery - 2.1%
Lincoln Electric Holdings, Inc.	29,485	7,179,598

Oil Gas & Consumable Fuels - 2.1%
Range Resources Corp.	190,009	6,977,130

Personal Care Products - 3.1%
elf Beauty, Inc. (a)	87,771	10,636,968

Pharmaceuticals - 2.3%
Prestige Consumer Healthcare, Inc. (a)	103,535	7,656,413

Professional Services - 2.0%
ExlService Holdings, Inc. (a)	157,584	6,843,873

Semiconductors & Semiconductor Equipment - 3.7%
Entegris, Inc.	61,590	4,832,351
Rambus, Inc. (a)	106,687	7,887,370
		12,719,721

Software - 12.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	267,283	5,415,154
Commvault Systems, Inc. (a)	39,883	7,575,776
CyberArk Software Ltd. (a)	32,170	13,236,990
PTC, Inc. (a)	50,440	10,835,016
SPS Commerce, Inc. (a)	51,191	5,572,908
		42,635,844

Specialty Retail - 2.9%
Tractor Supply Co.	171,816	9,784,921
TOTAL COMMON STOCKS (Cost $288,650,715)		327,303,008

REAL ESTATE INVESTMENT TRUSTS - 1.4%	Shares	Value
Industrial REITs - 1.4%
Terreno Realty Corp.	86,254	4,786,234
TOTAL REAL ESTATE INVESTMENT TRUSTS - (Cost $5,200,954)		4,786,234

SHORT-TERM INVESTMENTS - 2.2%		Value
Money Market Funds - 2.2%	Shares
First American Treasury Obligations Fund - Class X, 4.22% (b)	7,530,972	7,530,972
TOTAL SHORT-TERM INVESTMENTS (Cost $7,530,972)		7,530,972

TOTAL INVESTMENTS - 100.0% (Cost $301,382,641)		339,620,214
Liabilities in Excess of Other Assets - (0.0)% (c)		(96,102)
TOTAL NET ASSETS - 100.0%		$339,524,112
two		–%
The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Congress SMid Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$327,303,008	$–	$–	$327,303,008
Real Estate Investment Trusts	4,786,234	–	–	4,786,234
Short-Term Investments	7,530,972	–	–	7,530,972
Total Investments	$339,620,214	$–	$–	$339,620,214

Refer to the Schedule of Investments for further disaggregation of investment categories.